SEMIANNUAL REPORT
--------------------------------------------------------------------------------


Cash Account
Trust

October 31, 2000

Service Shares

o Money Market Portfolio

o Government Securities
  Portfolio

o Tax-Exempt Portfolio



Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.

Dear Shareholder:

We appreciate your decision to invest in Cash Account Trust. To provide you with an update of holdings, on the following pages you'll find the fund's semiannual report for the six-month period ended October 31, 2000. Also included are the financial highlights for the Cash Account Trust of the following portfolios:

o  Money Market Portfolio
o  Government Securities Portfolio
o  Tax-Exempt Portfolio

Briefly, for the past six months ending October 31, 2000 the fund's portfolios registered performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

During the past three months expectations of both a growth slowdown and an end to the path of tightening monetary conditions became more entrenched. Economic data, with few exceptions, supported these perceptions of a soft landing and the forward yield curve suggested a possible ease in the first quarter of 2001. Nevertheless, the wild card of inflation remained difficult to dismiss. Core CPI as measured on a year over year basis is in an uptrend, and energy and some agricultural prices have risen. In this context, short-term instruments traded rich to 6.5% Federal Funds target, and the yield curve flattened with the pickup extension from one to twelve months declining from 40 to 20 basis points.

We favored lengthening given attractive market opportunities. The flatness of the yield curve was a limiting concern; nevertheless selected purchases into 2001 were made, but we primarily concentrated in maturities under 90 days. Issuance of variable and floating rate instruments was light, but some purchases of more attractively priced issues were made. Average life modestly lengthened.

It appears the unfolding economic scenario will be marked by both softer growth and developing inflationary pressures. We believe any slowdown should be modest. Consumers are highly confident, as gauged by firm housing data and strengthening personal consumption expenditures, and remain encouraged by tight labor markets. On the other hand, the Fed is very sensitive to inflation, particularly any incipient wage pressure, because any growth slowdown may damage labor productivity, a critical driver of this successful economic run. Under these conditions, we believe the Fed is on hold for the balance of the year. Accordingly, we will remain cautious but lengthen as opportunities arise. However, average maturity will be maintained shorter than the reported average for peer funds.

Portfolio Performance

As of October 31, 2000

--------------------------------------------------------------------------------
                                                             Service Shares
--------------------------------------------------------------------------------
                                                                  7-Day
                                                              Current Yield
--------------------------------------------------------------------------------
Money Market Portfolio                                            5.74%
--------------------------------------------------------------------------------
Government Securities Portfolio                                   5.75%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                              3.47%
--------------------------------------------------------------------------------
 (Equivalent Taxable Yield)                                       5.52%
--------------------------------------------------------------------------------

Thank you again for your investment. We look forward to serving your investment needs for years to come.

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

November 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Portfolios' net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at October 31, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Money Market Portfolio

Commercial Paper -- 78.1%
------------------------------------------------------------------------------------------------------------------------
Ace Overseas Corp.
   6.61%, 12/11/2000                                                                   $   76,700,000 $   76,146,056
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank
   6.62%*, 11/16/2000                                                                      45,000,000     44,997,299
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.
   6.62%*, 11/10/2000-11/23/2000                                                          115,000,000    115,000,000
---------------------------------------------------------------------------------------------------------------------
Asset Portfolio Funding
   6.61%, 12/18/2000                                                                      100,000,000     99,151,389
---------------------------------------------------------------------------------------------------------------------
Associates Corp.
   6.52%-6.66%*, 11/17/2000-12/26/2000                                                    175,000,000    174,306,516
---------------------------------------------------------------------------------------------------------------------
AT & T Corp.
   6.64%-6.72%, 2/14/2001-4/11/2001                                                       123,500,000    120,538,539
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding
   6.68%-6.78%, 1/25/2001-2/26/2001                                                       183,745,000    180,503,423
---------------------------------------------------------------------------------------------------------------------
Banc One Australia
   6.72%, 1/4/2001                                                                         20,000,000     19,764,978
---------------------------------------------------------------------------------------------------------------------
Banco Bradesco
   6.60%, 11/14/2000                                                                       50,000,000     49,882,097
---------------------------------------------------------------------------------------------------------------------
Banco de Galicia y Buenos Aires S.A.
   6.66%-6.69%, 3/20/2001-3/23/2001                                                        90,000,000     87,730,888
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.
   6.78%, 1/11/2001                                                                       100,000,000     98,700,306
---------------------------------------------------------------------------------------------------------------------
Bank One Corp.
   6.80%-7.17%*, 11/4/2000-5/8/2001                                                        60,000,000     59,999,990
---------------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp.
   6.65%, 2/15/2001                                                                       100,000,000     98,084,639
---------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.
   6.54%, 11/8/2000                                                                        50,000,000     49,936,708
---------------------------------------------------------------------------------------------------------------------
Bavaria Finance Funding
   6.68%-6.70%, 1/8/2001-1/26/2001                                                         21,398,000     21,097,378
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding
   6.56%-6.60%, 11/15/2000-11/17/2000                                                      70,311,000     70,119,770

    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding
   6.55%, 11/17/2000-11/21/2000                                                        $  117,882,000 $  117,487,222
---------------------------------------------------------------------------------------------------------------------
British Gas Capital, Inc.
   6.68%, 1/17/2001                                                                        50,000,000     49,299,514
---------------------------------------------------------------------------------------------------------------------
British Telecommunications PLC
   6.71%-6.85%*, 1/9/2001-2/21/2001                                                       182,000,000    179,343,086
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority
   6.60%, 12/8/2000                                                                        39,750,000     39,750,000
---------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.
   6.65%*, 11/1/2000-11/2/2000                                                             81,805,893     81,805,893
---------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Services
   6.69%-6.90%*, 11/1/2000-1/16/2001                                                      155,000,000    155,102,640
---------------------------------------------------------------------------------------------------------------------
Chrysler Financing Company, LLC
   6.71%*, 11/16/2000                                                                      13,000,000     13,002,800
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.64%-6.79%*, 11/1/2000-1/16/2001                                                      188,000,000    187,945,231
---------------------------------------------------------------------------------------------------------------------
COFCO Capital Corp.
   6.59%, 11/14/2000                                                                       35,000,000     34,917,594
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.54%*, 11/14/2000                                                                      40,000,000     39,992,650
---------------------------------------------------------------------------------------------------------------------
Commerz Europe (Ireland)
   6.71%-6.73%, 1/11/2001-1/22/2001                                                       180,000,000    177,547,289
---------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp.
   6.70%, 1/19/2001                                                                        50,000,000     49,280,222
---------------------------------------------------------------------------------------------------------------------
CSN Overseas
   6.57%-6.65%, 11/29/2000-12/5/2000                                                       61,494,000     61,147,764
---------------------------------------------------------------------------------------------------------------------
CXC, Inc.
   6.70%, 1/22/2001                                                                        80,000,000     78,804,622
---------------------------------------------------------------------------------------------------------------------
Den Danske Corp.
   6.68%, 1/5/2001                                                                         81,000,000     80,039,138
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   6.54%-6.55%, 11/1/2000-11/9/2000                                                       100,000,000     99,927,556
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   6.74%*, 11/21/2000                                                                      40,000,000     40,036,485
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.60%-6.92%*, 11/24/2000-1/16/2001                                                      59,000,000     59,038,720


    The accompanying notes are an integral part of the financial statements.


                                       3

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master
   6.64%-6.72%, 1/29/2001-2/21/2001                                                    $  173,227,000 $  169,877,981
---------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.
   6.54%-6.62%, 11/21/2000-11/22/2000                                                      25,000,000     24,906,194
---------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp.
   6.54%-6.66%, 11/7/2000-2/1/2001                                                        172,000,000    169,465,297
---------------------------------------------------------------------------------------------------------------------
France Telecom SA
   6.54%-6.72%, 11/16/2000-2/27/2001                                                      148,040,000    146,083,908
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding
   6.69%-6.89%, 12/7/2000-2/5/2001                                                        176,165,000    174,309,136
---------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp.
   6.65%-6.70%, 1/9/2001-3/19/2001                                                        217,432,000    213,501,678
---------------------------------------------------------------------------------------------------------------------
Girsa Funding Corp.
   6.65%, 4/23/2001                                                                        60,000,000     58,141,331
---------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania
   6.77%*, 1/27/2001                                                                       37,000,000     36,999,871
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, L.P.
   6.79%-6.81%*, 12/27/2000-1/24/2001                                                      70,000,000     70,046,119
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note
   6.62%-6.86%*, 11/1/2000-11/6/2000                                                      105,000,000    105,019,177
---------------------------------------------------------------------------------------------------------------------
Greenwich Funding Corp.
   6.61%-6.69%, 12/6/2000-1/5/2001                                                        178,406,000    177,111,740
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp.
   6.71%-6.91%*, 12/26/2000-1/20/2001                                                     143,000,000    143,095,337
---------------------------------------------------------------------------------------------------------------------
HVB Finance
   6.74%, 1/16/2001                                                                       100,000,000     98,617,222
---------------------------------------------------------------------------------------------------------------------
International Securitization Corp.
   6.64%, 11/30/2000                                                                       25,000,000     24,868,493
---------------------------------------------------------------------------------------------------------------------
Intrepid Funding Corp.
   6.61%-6.68%, 12/7/2000-2/16/2001                                                       181,546,000    179,702,096
---------------------------------------------------------------------------------------------------------------------
Jupiter Securities Corp.
   6.67%-6.71%, 1/2/2001-1/29/2001                                                        111,303,000    109,663,399
---------------------------------------------------------------------------------------------------------------------
Jupiter Securitization
   6.60%, 1/4/2001                                                                         43,836,000     43,321,658
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   6.60%-6.69%*, 11/12/2000-11/30/2000                                                    175,000,000    175,036,792

    The accompanying notes are an integral part of the financial statements.


                                       4

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Moat Funding LLC
   6.56%-6.84%, 11/29/2000-5/15/2001                                                   $  185,139,000 $  182,433,958
---------------------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   6.58%-6.72% , 11/13/2000-1/10/2001                                                      90,727,000     90,031,710
---------------------------------------------------------------------------------------------------------------------
Moriarty LLC
   6.70%-6.71%, 1/17/2001-1/23/2001                                                       175,000,000    172,427,403
---------------------------------------------------------------------------------------------------------------------
NATC California LLC
   6.55%, 1/25/2001                                                                        70,000,000     68,917,431
---------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   6.65%-6.70%, 1/16/2001-1/24/2001                                                        95,000,000     93,575,444
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   6.73%* , 1/20/2001                                                                     170,000,000    170,000,000
---------------------------------------------------------------------------------------------------------------------
Nordebanken North America
   6.75%, 1/5/2001                                                                         25,000,000     24,703,438
---------------------------------------------------------------------------------------------------------------------
Northern Rock PLC
   6.75%, 1/22/2001                                                                        50,000,000     49,252,889
---------------------------------------------------------------------------------------------------------------------
Oakland-Alameda County Coliseum, California
   6.55%, 11/13/2000                                                                       37,300,000     37,300,000
---------------------------------------------------------------------------------------------------------------------
Old Kent Bank
   6.64%-6.67%* , 11/1/2000-7/3/2001                                                       75,000,000     74,992,179
---------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.
   6.57%, 11/17/2000                                                                       20,000,000     19,942,044
---------------------------------------------------------------------------------------------------------------------
Omnicom Finance, Inc.
   6.54%, 11/6/2000-11/21/2000                                                            115,000,000    114,720,139
---------------------------------------------------------------------------------------------------------------------
Pacific Gas and Electric
   6.65%, 1/12/2001-1/19/2001                                                              73,000,000     71,981,162
---------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   6.54%, 11/27/2000                                                                       56,098,000     55,834,651
---------------------------------------------------------------------------------------------------------------------
Private Export Funding
   6.62%, 4/26/2001                                                                        25,000,000     24,217,778
---------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp.
   6.67%-6.73%*, 12/18/2000-1/18/2001                                                     125,000,000    123,816,132
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp.
   6.55%-6.59%, 11/6/2000-12/14/2000                                                      185,363,000    184,559,247
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.55%*, 11/10/2000                                                                      20,500,000     20,498,241

    The accompanying notes are an integral part of the financial statements.



                                       5

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC
   6.63%-6.98%, 11/29/2000-3/27/2001                                                   $  156,758,000 $  154,596,826
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   6.55%, 11/2/2000                                                                       100,000,000     99,981,889
---------------------------------------------------------------------------------------------------------------------
Sigma Finance
   6.62%-6.87%*, 11/3/2000-2/12/2001                                                      134,275,000    132,587,953
---------------------------------------------------------------------------------------------------------------------
SMM Trust 1999-A
   6.64%*, 11/13/2000                                                                     105,000,000    105,000,000
---------------------------------------------------------------------------------------------------------------------
Southern California Edison
   6.67%, 2/2/2001                                                                         20,000,000     19,662,100
---------------------------------------------------------------------------------------------------------------------
Spintab AB
   6.78%, 12/14/2000                                                                       57,750,000     57,294,738
---------------------------------------------------------------------------------------------------------------------
Stellar Funding Group
   6.91%, 12/15/2000                                                                       47,759,000     47,368,782
---------------------------------------------------------------------------------------------------------------------
Superior Funding Capital
   6.56%-6.64%, 11/30/2000-1/8/2001                                                        52,098,000     51,631,432
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.
   6.57%, 11/3/2000                                                                       131,567,000    131,519,197
---------------------------------------------------------------------------------------------------------------------
Texas Veterans Housing Assistance, General Obligation
   6.60%*, 11/1/2000                                                                       19,755,000     19,755,000
---------------------------------------------------------------------------------------------------------------------
TransAmerica Finance Corp.
   6.78%*, 12/1/2000                                                                       20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Xerox Capital Corp.
   6.69%*, 11/8/2000                                                                       10,000,000      9,999,628
---------------------------------------------------------------------------------------------------------------------
WCP Funding, Inc.
   6.60%, 12/5/2000                                                                        35,000,000     34,785,139
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $7,493,582,361)                                                           7,493,582,361
---------------------------------------------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes -- 21.9%
---------------------------------------------------------------------------------------------------------------------
Abbey National Bank
   6.73%, 1/22/2001                                                                        50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank
   6.57%-6.62%*, 11/10/2000-11/30/2000                                                    100,000,000     99,998,904
---------------------------------------------------------------------------------------------------------------------
American Express Centurian Bank
   6.58%-6.67%*, 11/1/2000-11/23/2000                                                     157,000,000    156,993,731

    The accompanying notes are an integral part of the financial statements.


                                       6

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Amsouth Bank
   6.72%*, 11/1/2000                                                                   $   40,000,000 $   39,996,667
---------------------------------------------------------------------------------------------------------------------
Bank of America
   6.67%*, 11/1/2000                                                                       75,000,000     75,000,000
---------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
   7.18%, 5/10/2001                                                                        50,000,000     49,997,540
---------------------------------------------------------------------------------------------------------------------
CIBC New York
   6.58%*, 11/1/2000                                                                      125,000,000    124,940,648
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   6.61%*, 12/6/2000                                                                       15,000,000     14,995,659
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   6.57%-6.66%*, 11/1/2000-11/12/2000                                                     115,000,000    114,985,093
---------------------------------------------------------------------------------------------------------------------
Commerzbank AG New York
   6.57%*, 11/3/2000                                                                      125,000,000    124,962,296
---------------------------------------------------------------------------------------------------------------------
CS First Boston, Inc.
   6.61%*, 11/20/2000                                                                     100,000,000    100,000,000
---------------------------------------------------------------------------------------------------------------------
Dresdner US Finance, Inc.
   7.22%, 5/8/2001                                                                         50,000,000     49,995,134
---------------------------------------------------------------------------------------------------------------------
FCC National
   6.71%*, 12/2/2000                                                                       50,000,000     50,006,675
---------------------------------------------------------------------------------------------------------------------
First Union National Bank
   6.67%-6.69%*, 11/1/2000                                                                170,000,000    170,000,000
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   6.56%*, 11/20/2000                                                                     110,000,000    109,964,642
---------------------------------------------------------------------------------------------------------------------
Harris Trust and Savings Bank
   6.56%*, 11/12/2000                                                                      45,000,000     44,989,003
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp.
   6.82%*, 11/4/2000                                                                       25,000,000     25,011,479
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.
   6.61%*, 11/17/2000                                                                      70,000,000     70,000,000
---------------------------------------------------------------------------------------------------------------------
Key Bank Corp.
   6.63%-6.68%*, 11/8/2000-11/25/2000                                                     100,000,000     99,986,441
---------------------------------------------------------------------------------------------------------------------
Merita Bank
   6.56%-6.62%*, 11/3/2000-11/29/2000                                                      95,000,000     94,993,587
---------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   6.68%*, 11/22/2000                                                                      10,000,000      9,999,719

    The accompanying notes are an integral part of the financial statements.


                                       7

                                                                                            Principal
                                                                                             Amount        Value
---------------------------------------------------------------------------------------------------------------------
National City Bank of Cleveland
   6.57%-6.79%*, 11/22/2000-1/5/2001                                                   $   45,000,000 $   45,002,185
---------------------------------------------------------------------------------------------------------------------
Old Kent Bank
   6.66%-6.67%*, 11/1/2000                                                                 85,000,000     84,998,741
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland
   6.60%*, 11/6/2000                                                                       70,000,000     70,000,000
---------------------------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   6.63%-6.74%*, 11/1/2000-11/21/2000                                                     170,000,000    169,996,797
---------------------------------------------------------------------------------------------------------------------
Wells Fargo
   6.69%, 1/17/2001                                                                        50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,096,814,941)                                      2,096,814,941
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $9,590,397,302) (a)                                          $9,590,397,302
---------------------------------------------------------------------------------------------------------------------


     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $9,590,397,302.

* Variable rate securities. The rates shown are the current rates at October 31, 2000. The dates shown represent the demand date or the next interest rate change date.


    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at October 31, 2000 (Unaudited)


                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio
Repurchase Agreements -- 42.6%
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc.
   6.60%, 11/1/2000, to be repurchased at $150,027,500                                 $  150,000,000 $  150,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc.
   6.52%, 11/2/2000, to be repurchased at $100,036,222                                    100,000,000    100,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
   6.53%, 11/7/2000, to be repurchased at $35,044,440                                      35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
First Boston, Inc.
   6.56%, 1/11/2001, to be repurchased at $30,393,600                                      30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs and Co.
   6.52%, 11/20/2000, to be repurchased at $40,144,889                                     40,000,000     40,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs and Co.
   6.54%, 11/3/2000, to be repurchased at $50,027,250                                      50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc.
   6.53%, 11/2/2000, to be repurchased at $90,032,650                                      90,000,000     90,000,000
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc.
   6.56%, 1/9/2001, to be repurchased at $40,510,222                                       40,000,000     40,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc.
   6.50%, 11/1/2000, to be repurchased at $35,006,319                                      35,000,000     35,000,000
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc.
   6.56%, 1/25/2001, to be repurchased at $50,783,556                                      50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company
   6.55%, 11/1/2000, to be repurchased at $8,812,603                                        8,811,000      8,811,000
----------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $628,811,000) (b)                                                      628,811,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Notes -- 57.4%
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corporation, 6.77%*, 11/7/2000                                5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.50%-6.52%*, 11/1/2000                                          70,000,000     69,988,957
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.93%-7.13%*, 11/1/2000-8/28/2001                                 208,750,000    208,386,487
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.41%-6.93%*, 12/20/2000-2/8/2001                       105,000,000    104,592,700
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.42%-7.42%*, 11/1/2000-7/13/2001                  146,119,480    145,808,981
---------------------------------------------------------------------------------------------------------------------
Hainan Airlines, 6.62%*, 12/21/2000                                                        22,504,839     22,504,839
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.50%*, 1/2/2001                                         5,090,000      5,088,929

    The accompanying notes are an integral part of the financial statements.

                                       9

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 7.02%*, 11/7/2000                                   $    7,525,506 $    7,525,506
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.82%-7.07%*, 11/7/2000                               280,000,000    279,953,445
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $848,849,844)                                                                848,849,844
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $1,477,660,844) (a)                                           $ 1,477,660,844
---------------------------------------------------------------------------------------------------------------------


    Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) Cost for federal income tax purposes was $1,477,660,844.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2000. The date shown represents the demand date or next interest rate change date.



    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at October 31, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio

Variable Rate Demand Securities*-- 59.6%
---------------------------------------------------------------------------------------------------------------------
Alabama

Birmingham,
   Special Care Facilities Financing Authority, 4.60%                                  $   21,500,000 $   21,500,000
---------------------------------------------------------------------------------------------------------------------
Mobile, Ascension, 4.60%                                                                   10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Alaska

Valdez,
   Exxon Pipeline Co. Project, 4.60%                                                        5,340,000      5,340,000
---------------------------------------------------------------------------------------------------------------------
Arizona

Pima County,
   Industrial Development Authority Revenue, 4.90%                                            700,000        700,000
---------------------------------------------------------------------------------------------------------------------
California

Los Angeles,
   Harbor Improvement Corp., 4.50%                                                          6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Colorado

Denver City and County,
   Special Facilities Airport Revenue, 4.55%                                               16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Bethesda Living Center Project, 4.40%                                                    5,965,000      5,965,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Frasier Meadows Manor Project, 4.44%                                                    10,280,000     10,280,000
---------------------------------------------------------------------------------------------------------------------
Mullen,
   Educational Facilities Authority, 4.50%                                                  4,125,000      4,125,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia

General Obligations, 4.80%                                                                 17,550,000     17,550,000
---------------------------------------------------------------------------------------------------------------------
The Washington Home, Inc., 4.40%                                                            6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Florida

Hampton County,
   Multi-Family Housing, 4.35%                                                              8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Indian River County,
   Hospital Revenue, 4.50%                                                                 10,500,000     10,500,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 4.40%                                                       3,400,000      3,400,000


    The accompanying notes are an integral part of the financial statements.


                                       11

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Putnam County,
   Development Authority, 4.45%                                                        $    6,850,000 $    6,850,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Governmental Funding Commission, 4.40%                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
University of Northern Florida, 4.45%                                                      11,600,000     11,600,000
---------------------------------------------------------------------------------------------------------------------
Georgia

DeKalb County,
   Development Authority Pollution Control Revenue, 4.35%                                   5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fayette County,
   Educational Facilities Authority, 4.35%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fulton County,
   Development Authority Revenue, 4.35%                                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville-Riverside,
   Redevelopment Authority Revenue, 4.35%                                                  19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County,
   Development Revenue, 4.45%                                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Willacoochie,
   Development Authority, Pollution Control Revenue, 4.45%                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois

Campagna,
   Development Finance Authority, 4.65%                                                     6,900,000      6,900,000
---------------------------------------------------------------------------------------------------------------------
Carol Stream,
   Industrial Project Revenue, 4.45%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Des Plaines,
   Industrial Development Revenue, 4.65%                                                    3,835,000      3,835,000
---------------------------------------------------------------------------------------------------------------------
DuPage County,
   Benet Academy Building Revenue, 4.39%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Elgin,
   Judson College Project, 4.50%                                                            2,920,000      2,920,000
---------------------------------------------------------------------------------------------------------------------
Franklin Park,
   Industrial Development Authority, 4.45%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford,
   Industrial Development Revenue, 4.50%                                                    4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford-Fastener,
   Industrial Project Revenue, 4.75%                                                        2,000,000      2,000,000


    The accompanying notes are an integral part of the financial statements.


                                       12

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Indiana

Columbia City,
   4.45%                                                                               $    3,700,000 $    3,700,000
---------------------------------------------------------------------------------------------------------------------
Fort Wayne,
   Pollution Control Revenue, 4.40%                                                         6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Financing Authority, 4.60%                                                6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hendricks County,
   Industrial Redevelopment, 4.45%                                                          3,495,000      3,495,000
---------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank, 4.45%                                                                    7,010,000      7,010,000
---------------------------------------------------------------------------------------------------------------------
Kentucky

Boone County,
   Pollution Control Revenue, 4.50%                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Campbell-Taylor County,
   Industrial Development Authority, 4.60%                                                  3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,
   Industrial Development Revenue, 4.50%                                                    7,600,000      7,600,000
---------------------------------------------------------------------------------------------------------------------
Mason County,
   East Kentucky Power Co-op, 4.45%                                                        13,590,000     13,590,000
---------------------------------------------------------------------------------------------------------------------
Mayfield,
   Multi-City Lease Revenue, 4.50%                                                          3,060,000      3,060,000
---------------------------------------------------------------------------------------------------------------------
Louisiana

Public Facilities Authority,
   Revenue, 4.50%                                                                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan

Strategic Fund,
   Hope Network Project, 4.45%                                                              4,185,000      4,185,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Limited Obligation Revenue, 4.65%                                                        6,250,000      6,250,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Pollution Control Revenue, 4.45%                                                         5,300,000      5,300,000
---------------------------------------------------------------------------------------------------------------------
Missouri

Environment Improvement & Energy, 4.45%                                                     2,460,000      2,460,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Loan Authority, 4.40%                                                     11,200,000     11,200,000
---------------------------------------------------------------------------------------------------------------------
Kansas City,
   Industrial Development Authority, 4.50%                                                  5,530,000      5,530,000


    The accompanying notes are an integral part of the financial statements.


                                       13

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
St. Louis,
   Development Financial Authority, 4.54%                                              $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
Nebraska

York,
   Industrial Development Revenue, 4.60%                                                    5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire

Business Finance Authority, 4.45%                                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
North Carolina

Medical Care Commission,
   Hospital Revenue, 4.40%                                                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Winston-Salem,
   Multi-Family Housing, 4.45%                                                              6,870,000      6,870,000
---------------------------------------------------------------------------------------------------------------------
Ohio

Athens County,
   Port Authority, 4.45%                                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hancock County,
   Multi-Family Housing, 4.54%                                                              6,150,000      6,150,000
---------------------------------------------------------------------------------------------------------------------
Medina County,
   Health Care Facilities Revenue, 4.44%                                                    4,460,000      4,460,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 4.50%                                              12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Oregon

Clackamas County,
   Hospital Revenue, 4.50%                                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Revenue, 4.45%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania

Dauphin County,
   General Authority, 4.41%                                                                19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Emmaus,
   General Authority Revenue, 4.41%                                                        13,300,000     13,300,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County,
   Hospital Revenue, 4.43%                                                                  4,145,000      4,145,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County,
   Industrial Development Authority, 4.45%                                                  4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Parkland School District,
   Public School Building Authority, 4.41%                                                  5,930,000      5,930,000


    The accompanying notes are an integral part of the financial statements.


                                       14

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Quakertown,
   Hospital Authority, 4.30%                                                           $   11,000,000 $   11,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 4.43%                                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Tennessee

Marion County,
   Industrial and Environmental Development Board, 4.45%                                    8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Maury County,
   Saturn Corporation Project, 4.40%                                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Texas

Brazos River Authority,
   Pollution Control Revenue, 4.75%                                                         9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   Health Facilities Authority, 4.65%                                                      23,710,000     23,710,000
---------------------------------------------------------------------------------------------------------------------
Mesquite,
   Health Facilities Development, 4.40%                                                     8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Industrial Development Authority, 4.40%                                                  5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
Texas Small Business Industry Development Corp.,
   Industrial Development Revenue, 4.45%                                                   14,845,000     14,845,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority,
   Pollution Control Revenue, 4.50%                                                         3,900,000      3,900,000
---------------------------------------------------------------------------------------------------------------------
Vermont

Industrial Development Authority, 4.80%                                                     2,595,000      2,595,000
---------------------------------------------------------------------------------------------------------------------
Student Association Corp,
   Student Loan Revenue, 4.50%                                                             13,190,000     13,190,000
---------------------------------------------------------------------------------------------------------------------
Virginia
---------------------------------------------------------------------------------------------------------------------
Loudoun County,
   Industrial Development Authority, 4.50%                                                  2,640,000      2,640,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin

Eau Claire,
   Solid Waste Disposal Revenue, 4.50%                                                      5,800,000      5,800,000
---------------------------------------------------------------------------------------------------------------------
Merrill,
   Industrial Development Revenue, 4.60%                                                    5,700,000      5,700,000


    The accompanying notes are an integral part of the financial statements.


                                       15

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Park Falls,
   Industrial Development Revenue, 4.65%                                               $    3,500,000 $    3,500,000
---------------------------------------------------------------------------------------------------------------------
Pewaukee,
   Industrial Development Revenue, 4.65%                                                    2,780,000      2,780,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost: $577,110,000)                                                577,110,000
---------------------------------------------------------------------------------------------------------------------

Other Securities -- 40.4%
---------------------------------------------------------------------------------------------------------------------
Alaska

City of Valdez,
   ARCO, 4.25%-4.30%, 11/7/2000-2/23/2001                                                  18,300,000     18,300,000
---------------------------------------------------------------------------------------------------------------------
Arizona

Salt River Project,
   Agricultural Improvement and Power District,
   4.30%-4.35%, 11/9/2000-1/25/2001                                                        21,600,000     21,600,000
---------------------------------------------------------------------------------------------------------------------
Colorado

Platte River,
   Power Authority, 4.30%, 2/14/2001                                                        6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Florida

Jacksonville,
   Electric Authority, 4.30%, 2/12/2001                                                     7,254,000      7,254,000
---------------------------------------------------------------------------------------------------------------------
Sarasota County,
   Hospital Revenue, 4.25%-4.30%, 11/10/2000-2/13/2001                                     19,300,000     19,300,000
---------------------------------------------------------------------------------------------------------------------
Indiana

Jasper County,
   Industrial Pollution Control Revenue, 4.50%-4.60%, 11/14/2000-1/15/2000                 14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Sullivan Hoosier, 4.25%, 11/9/2000                                                          5,200,000      5,200,000
---------------------------------------------------------------------------------------------------------------------
Kentucky

Commission Road Fund,
   4.30%, 11/1/2000                                                                         1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Danville,
   Multi-County Lease Revenue, 4.35%, 2/9/2001                                              6,915,000      6,915,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County,
   Multi-County Lease Revenue, 4.30%, 11/8/2000-2/12/2001                                  13,545,000     13,545,000


    The accompanying notes are an integral part of the financial statements.


                                       16

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Louisiana

Industrial District of West Baton Rouge,
   Pollution Control Revenue, 4.30%, 11/14/2000-12/13/2000                             $   12,150,000 $   12,150,000
---------------------------------------------------------------------------------------------------------------------
Maryland

Anne Arundel County,
   Port Facilities Revenue, 4.25%-4.35%, 11/8/2000-2/9/2001                                11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan

Strategic Fund,
   Continental Aluminum Project, 4.30%, 11/7/2000-11/13/2000                               13,120,000     13,120,000
---------------------------------------------------------------------------------------------------------------------
Mississippi

Claiborne County,
   Pollution Control Revenue, 4.30%, 11/8/2000                                              1,545,000      1,545,000
---------------------------------------------------------------------------------------------------------------------
Nevada

Las Vegas Valley,
   Water & Power Authority, 4.30%, 11/13/2000                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire

Business Financial Authority,
   Pollution Control Revenue, 4.35%-4.45%, 11/13/2000-2/15/2001                            21,850,000     21,850,000
---------------------------------------------------------------------------------------------------------------------
New Jersey

Transportation, 4.30%, 2/22/2001                                                           12,500,000     12,500,000
---------------------------------------------------------------------------------------------------------------------
Ohio

Air Quality Development Authority, 4.30%, 2/13/2001                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Water Development, 4.30%, 11/9/2000-2/12/2001                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 4.30%, 12/6/2000-2/12/2001                                       14,000,000     14,000,000
---------------------------------------------------------------------------------------------------------------------
Texas

Austin,
   Utility System, 4.30%-4.35%, 12/8/2000-2/21/2001                                        23,353,000     23,353,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   4.30%, 11/7/2000-12/7/2000                                                              13,792,000     13,792,000
---------------------------------------------------------------------------------------------------------------------
Houston,
   General Obligation, 4.45%, 1/11/2001                                                     6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Lower Colorado
   River Authority, 4.30%-4.35%, 11/9/2000-12/6/2000                                       16,100,000     16,100,000
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 4.35%, 1/17/2001                                                   10,000,000     10,000,000


    The accompanying notes are an integral part of the financial statements.


                                       17

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Electric & Gas, 4.30%, 12/11/2000                                                   $   10,000,000 $   10,000,000
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 5.25%, 8/31/2001                                       20,000,000     20,146,854
---------------------------------------------------------------------------------------------------------------------
University of Texas, 4.30%, 2/13/2001                                                       6,990,000      6,990,000
---------------------------------------------------------------------------------------------------------------------
Utah

Intermountain Power Agency, 4.30%-4.40%, 1/16/2001-3/12/2001                               21,400,000     21,400,000
---------------------------------------------------------------------------------------------------------------------
Virginia

Chesapeake County,
   Industrial Development Authority, 4.30%, 11/8/2000                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Chesterfield County,
   Industrial Development Authority, 4.35%, 11/9/2000                                       7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa County,
   Industrial Development Authority, 4.30%-4.40%, 12/27/2000-1/17/2001                     12,700,000     12,700,000
---------------------------------------------------------------------------------------------------------------------
York County,
   Industrial Development Authority, 4.30%, 11/9/2000                                       2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Washington

Port of Anacortes,
   4.30%, 11/8/2000                                                                        15,500,000     15,500,000
---------------------------------------------------------------------------------------------------------------------
Wyoming

Sweetwater,
   Pollution Control Revenue, 4.30%, 11/9/2000-2/9/2001                                     8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $391,060,854)                                                               391,060,854
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $968,170,854) (a)                                            $  968,170,854
---------------------------------------------------------------------------------------------------------------------


    Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a) Cost for federal income tax purposes was $968,170,854.

* Variable rate demand securities. The rates shown are the current rates at October 31, 2000. The dates shown represent the demand date or the next interest rate change date.


    The accompanying notes are an integral part of the financial statements.

   Financial Statements

Statements of Assets and Liabilities

                                                                                                       Money Market
as of October 31, 2000 (Unaudited)                                                                       Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $9,590,397,302
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                              --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       29,500,467
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                           9,619,897,769
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                     29,923,486
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                         48,489,311
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     2,099,945
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        5,660,650
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         86,173,392
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $9,533,724,377
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  611,798,492
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               611,798,492
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $1,848,273,196
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             1,848,273,196
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   54,327,286
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                54,327,286
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $7,019,325,403
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             7,019,325,403
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

                                                                                         Government
                                                                                         Securities     Tax-Exempt
as of October 31, 2000 (Unaudited)                                                        Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                       $  848,849,844 $  968,170,854
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                     628,811,000             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                           92,046      1,631,319
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                    --        460,250
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                         9,462,142      4,268,104
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                   --        283,664
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                            1,487,215,032    974,814,191
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                              --             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                           7,412,095      3,110,165
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                        244,395             --
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                         1,262,975             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                           8,919,465      3,110,165
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                   $1,478,295,567 $  971,704,026
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $           -- $  225,645,174
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                                         --    225,645,174
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares            $           -- $         1.00
outstanding)
---------------------------------------------------------------------------------------------------------------------
Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $           -- $  151,056,706
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                                         --    151,056,706
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares            $           -- $         1.00
outstanding)
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $  980,638,914 $   79,798,743
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                                980,638,914     79,798,743
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                           $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                            $  497,656,653 $  515,203,403
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                                497,656,653    515,203,403
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                           $         1.00 $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                         Government
                                                                         Money Market    Securities     Tax-Exempt
Six months ended October 31, 2000 (Unaudited)                             Portfolio       Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------

Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                               $  282,730,201  $   39,449,461 $   19,687,446
                                                                       ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                              6,708,011         967,180        725,443
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                   12,165,935       1,552,730        689,406
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                481,573          28,529         45,851
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                 22,077,035       2,390,723      1,328,812
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                1,672,546         848,038        247,681
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                       31,088          14,980          4,075
---------------------------------------------------------------------------------------------------------------------
Legal                                                                          33,346           3,160          2,645
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    89,837           2,240          3,025
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                       590,007         101,507         13,932
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                           1,202,358         121,329         37,759
---------------------------------------------------------------------------------------------------------------------
Other                                                                         281,372          12,669         10,540
                                                                       ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                  45,333,108       6,043,085      3,109,169
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                         (4,246,419)         (6,448)        (6,418)
                                                                       ----------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                   41,086,689       6,036,637      3,102,751
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                     241,643,512      33,412,824     16,584,695
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $  241,643,512  $   33,412,824 $   16,584,695
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                                           Money Market Portfolio
                                                                                      -------------------------------
                                                                                         Six Months     Year Ended
                                                                                           Ended
                                                                                        October 31,      April 30,
                                                                                      2000 (Unaudited)     2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $  241,643,512  $  233,355,368
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     241,643,512     233,355,368
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                (241,643,512)   (233,355,368)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              1,193,567,112     748,054,449
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              6,730,006       4,996,572
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (771,473,108)   (570,178,147)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                         428,824,010     182,872,874
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              2,334,119,171      11,951,644
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             26,789,042           5,653
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (523,993,801)       (598,513)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                       1,836,914,412      11,358,784
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 71,088,124      37,164,706
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                688,812         300,324
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (34,381,779)    (20,804,478)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                          37,395,157      16,660,552
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                             24,732,599,058  46,591,548,249
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                            186,135,342     199,345,248
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (24,214,316,285)(43,819,371,616)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                         704,418,115   2,971,521,881
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                         --             362
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                     --           2,012
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                           --        (103,701)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                                  --        (101,327)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     3,007,551,694   3,182,312,764
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                      3,007,551,694   3,182,312,764
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                      6,526,172,683   3,343,859,919
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $9,533,724,377  $6,526,172,683
---------------------------------------------------------------------------------------------------------------------

(a) Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                       Government Securities Portfolio       Tax-Exempt Portfolio
                                                      ---------------------------------------------------------------
                                                         Six Months      Year Ended      Six Months     Year Ended
                                                           Ended                           Ended
                                                        October 31,      April 30,      October 31,      April 30,
                                                      2000 (Unaudited)      2000      2000 (Unaudited)     2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          $   33,412,824  $   26,360,922  $   16,584,695  $   14,039,776
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      33,412,824      26,360,922      16,584,695      14,039,776
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment
income                                                   (33,412,824)    (26,360,922)    (16,584,695)    (14,039,776)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00
per share:

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                         --              --     184,945,243     247,638,674
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                     --              --         296,537          64,716
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           --              --    (128,823,592)    (78,476,405)
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                  --              --      56,418,188     169,226,985
---------------------------------------------------------------------------------------------------------------------
Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                         --              --     102,590,769     215,706,614
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                     --              --          19,037           5,108
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           --              --     (82,878,163)    (84,386,659)
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                  --              --      19,731,643     131,325,063
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                              1,144,759,079       5,000,564     137,761,569         655,552
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                             14,448,156           9,006         743,013           1,266
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                 (182,276,918)     (1,300,974)    (59,107,600)       (255,057)
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                         976,930,317       3,708,596      79,396,982         401,761
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                              1,399,773,336   2,982,333,915   1,413,537,728   3,032,944,597
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                             13,969,577      26,623,715       7,193,119      11,295,030
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                               (1,414,012,966) (3,304,201,108) (1,370,062,523) (2,960,333,539)
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                            (270,053)   (295,243,478)      50,668,324      83,906,088
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                             976,660,264    (291,534,882)    206,215,137     384,859,897
                                                      ---------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                        976,660,264    (291,534,882)    206,215,137     384,859,897
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                        501,635,303     793,170,185     765,488,889     380,628,992
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                           $1,478,295,567  $  501,635,303  $  971,704,026  $  765,488,889
---------------------------------------------------------------------------------------------------------------------


(a) Institutional Shares and Managed Shares were initially offered on November 17, 1999.

(b) Premier Money Market Shares commenced operations on March 1, 2000 and March 7, 2000 for the Government Securities Portfolio and Tax-Exempt Portfolio, respectively.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Money Market Portfolio -- Service Shares

Years ended April 30,                             2000(a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .03         .05         .04        .05         .05        .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.03)       (.05)       (.04)      (.05)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                2.89**      4.74        4.46       4.85        4.60       4.96
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)        7,019,325   6,314,907   3,343,011  1,995,057     584,947    455,025
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     1.11*       1.08        1.10       1.10        1.03       1.05
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      1.00*       1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  5.67*       4.72        4.34       4.71        4.51       4.83
---------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio -- Service Shares

Years ended April 30,                           2000(a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .03         .04         .04        .05        .05         .05
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.03)       (.04)       (.04)      (.05)       (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                2.84**      4.54        4.34       4.78        4.69       5.01
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          497,657     497,927     793,170    804,565     544,501    189,919
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)     1.06*       1.08        1.01       1.02         .99       1.06
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)      1.06*       1.00        1.00        .98         .92        .90
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  5.49*       4.37        4.24       4.68        4.59       4.88
---------------------------------------------------------------------------------------------------------------------


(a)  For the six months ended October 31, 2000 (Unaudited).

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Tax-Exempt Portfolio -- Service Shares

Years ended April 30,                              2000(a)      2000        1999       1998        1997       1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                             .02         .03         .02        .03         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                           (.02)       (.03)       (.02)      (.03)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    1.00        1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                1.77**      2.68        2.50       2.92        2.82       3.16
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)          515,203     464,535     380,629    368,141     220,791     66,981
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      .92*        .95         .91        .97         .96        .98
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       .92*        .95         .91        .91         .81        .78
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                  3.47*       2.66        2.45       2.87        2.78       3.10
---------------------------------------------------------------------------------------------------------------------


(a)  For the six months ended October 31, 2000 (Unaudited).

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

   Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market Shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Service shares of each Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Each Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the portfolio declining to 0.15% of average daily net assets of the portfolio in excess of $3 billion. During the six months ended October 31, 2000, the Portfolios incurred management fees as follows:

                                         Management      Effective
                                            fees            rate
--------------------------------------------------------------------------------
Money Market Portfolio                   $    6,708,011    .16%
--------------------------------------------------------------------------------
Government Securities Portfolio                 967,180    .16%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                            725,443    .16%
--------------------------------------------------------------------------------


Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the six months ended October 31, 2000, the Portfolios incurred distribution services fees as follows:

                                                                  Distribution
                                                                  services fees
-------------------------------------------------------------------------------
Money Market Portfolio                                          $   17,946,286
(after $4,130,749 of expense waiver)
-------------------------------------------------------------------------------
Government Securities Portfolio                                      2,390,723
-------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                 1,328,812
-------------------------------------------------------------------------------


The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Premium Reserve Money Market, Managed and Premier Money Market shares of each Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to 0.15% of average daily net assets. For the six months ended October 31, 2000, the Portfolios incurred administrative services fees as follows:

                                                                 Administrative
                                                                  services fees
--------------------------------------------------------------------------------
Money Market Portfolio (after $70,311 of expense waiver)         $    1,602,235
--------------------------------------------------------------------------------
Government Securities Portfolio                                         848,038
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                    247,681
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent,

Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. Under the agreement, for the six months ended October 31, 2000, KSvC received shareholder services fees as follows:

                                                                   Shareholder
                                                                 services fees
--------------------------------------------------------------------------------
Money Market Portfolio                                        $   10,465,636
--------------------------------------------------------------------------------
Government Securities Portfolio                                    1,325,175
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                 608,659
--------------------------------------------------------------------------------


Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 2000, the Portfolios made no payments to their officers and incurred Trustees' fees to independent Trustees as follows:

                                                                 Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                         $       89,837
--------------------------------------------------------------------------------
Government Securities Portfolio                                         2,240
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                    3,025
--------------------------------------------------------------------------------


Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional shares (0.25%), Premier Money Market, Premium Reserve Money Market and Service shares (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio Premier Money Market shares (1.00%) and Service shares (0.95%). For the six months ended October 31, 2000, Scudder Kemper did not absorb any expenses.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

                                                    Custodian   Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                           $     8,616    $    36,744
--------------------------------------------------------------------------------
Government Securities Portfolio                        1,116          5,332
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                   2,491          3,927
--------------------------------------------------------------------------------

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.